Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The Company's consolidated financial statements include the accounts of Supernus Pharmaceuticals, Inc. and Supernus Europe Ltd., and included the accounts of TCD, its wholly-owned subsidiary, through December 14, 2011, the date that the Company sold 100% of its equity interests in TCD. These are collectively referred to herein as "Supernus" or "the Company." All significant intercompany transactions and balances have been eliminated in consolidation. The Company's consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (U.S. GAAP). The Company currently operates in one business segment.

In December 2011, the Company sold its equity interest in TCD. The assets and liabilities related to this business have identifiable cash flows that are largely independent of the cash flows of other groups of assets and liabilities, and the Company does not have significant continuing involvement with the related products. Accordingly, the remaining assets and liabilities, and the results of operations, related to TCD are presented as discontinued operations for all periods in the accompanying consolidated financial statements.

The accompanying unaudited interim consolidated financial statements as of September 30, 2012 and for the nine months ended September 30, 2011 and 2012 have been prepared in accordance with generally accepted accounting principles in the United States (U.S. GAAP) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments necessary to fairly present the Company's consolidated financial position, results of operations and cash flows for the periods presented. These adjustments are of a normal recurring nature. All references to September 30, 2012 or to the nine months ended September 30, 2011 and 2012 in the notes to the consolidated financial statements are unaudited.

The results of operations for the nine months ended September 30, 2012 are not necessarily indicative of the Company's future financial results.

Reverse Stock Split
Reverse Stock Split All share and per share amounts have been retroactively adjusted to give effect to a one-for-four reverse stock split of the Company's Common Stock effected on April 9, 2012.

Use of Estimates

Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires the Company to make estimates and judgments in certain circumstances that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. In preparing these consolidated financial statements, management has made its best estimates and judgments of certain amounts included in the financial statements, giving due consideration to materiality. On an ongoing basis, the Company evaluates its estimates, including those related to revenue recognition, fair value of assets, convertible preferred stock and common stock, stock options and warrants, income taxes, preclinical study and clinical trial accruals and other contingencies. Management bases its estimates on historical experience or on various other assumptions, including information received from its service providers and independent valuation consultants, which it believes to be reasonable under the circumstances. Actual results could differ from these estimates.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all investments in highly liquid financial instruments with an original maturity of three months or less to be cash equivalents. Under the terms of a non-recourse note agreement, TCD had been required to maintain a cash account to cover interest payments. As of December 31, 2010, the TCD cash account was restricted as to its withdrawal or use and, therefore, was segregated and presented as assets of discontinued operations (including restricted cash). Subsequent to the sale of TCD (see Note 8), the Company is no longer required to maintain this restricted cash balance.

Marketable Securities

Marketable Securities

Marketable securities consist of investments in U.S. Treasuries, various U.S. governmental agency debt securities, corporate bonds and other fixed income securities. Management classifies the Company's investments, both short-term and long-term, as available-for-sale. Marketable securities noncurrent are those which have maturity dates greater than twelve months after the balance sheet date and as of September 30, 2012, have maturities of less than five years. Such securities are carried at estimated fair value, with any unrealized holding gains or losses reported, net of any tax effects reported, as accumulated other comprehensive income, which is a separate component of stockholders' equity. Realized gains and losses, and declines in value judged to be other-than-temporary, if any, are included in consolidated results of operations. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in fair value, which is charged to earnings in that period, and a new cost basis for the security is established. Dividend and interest income is recognized as interest income when earned. The cost of securities sold is calculated using the specific identification method. The Company places all investments with highly rated financial institutions.

Marketable Securities-Restricted

Marketable Securities — Restricted

The Company has established the Supernus Supplemental Executive Retirement Plan (SERP) for the sole purpose of receiving funds for two executives from a previous SERP and providing a continuing deferral program under the Supernus SERP. As of December 31, 2011 and September 30, 2012, the estimated fair value of the mutual fund investment securities within the SERP of approximately $245,000 and $275,000 respectively, has been recorded as restricted marketable securities. A corresponding noncurrent liability is also included in the consolidated balance sheets to reflect the Company's obligation for the SERP. The Company has not made, and has no plans to make, contributions to the SERP. The securities can only be used for purposes of paying benefits under the SERP.

Accounts Receivable

Accounts Receivable

Accounts receivable are reported in the consolidated balance sheets at outstanding amounts, less an allowance for doubtful accounts. The Company extends credit without requiring collateral. The Company writes off uncollectible receivables when the likelihood of collection is remote. The Company evaluates the collectability of accounts receivable on a regular basis. An allowance, when needed, is based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts, and economic factors or events expected to affect future collections experience. No allowance was recorded as of December 31, 2010, December 31, 2011 or September 30, 2012.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, accounts receivable and marketable securities. The counterparties are various corporations and financial institutions of high credit standing.

Substantially all of the Company's cash and cash equivalents are maintained with well known, U.S. and Non U.S. financial institutions and corporations. Deposits held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, management believes they bear minimal risk. The Company has not experienced any losses other than temporary losses on its deposits of cash, cash equivalents, short-term investments and restricted investments.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash and cash equivalents, accounts receivable, and accounts payable and accrued expenses, approximate fair value due to their short-term maturities. The carrying value and the estimated fair value of the non-recourse notes payable, held in TCD, was approximately $66.0 million at December 31, 2010. The fair value was estimated based on actual trade information as well as quoted prices provided by bond traders.

The fair value of an asset or liability should represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Such transactions to sell an asset or transfer a liability are assumed to occur in the principal or most advantageous market for the asset or liability. Accordingly, fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant rather than from a reporting entity's perspective.

The Company reports assets and liabilities that are measured at fair value using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

  •
  Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

  •
  Level 2 — Inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (interest rates, yield curves, etc.) and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

  •
  Level 3 — Unobservable inputs that reflect the Company's own assumptions, based on the best information available, including the Company's own data.

In accordance with the fair value hierarchy described above, the following tables show the fair value of the Company's financial assets and liabilities that are required to be measured at fair value (in thousands):

		Fair Value Measurements at December 31, 2010
	Total Carrying Value at December 31, 2010	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash and cash equivalents	$23,740	$23,740	$—	$—
Marketable securities	8,964	1,024	7,940	—
Marketable securities — restricted	261	—	261	—
Cash and cash equivalents — restricted(1)	1,453	1,453	—	—

Total assets at fair value	$34,418	$26,217	$8,201	$—

(1)
Included in assets of discontinued operations at December 31, 2010.

		Fair Value Measurements at December 31, 2011
	Total Carrying Value at December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents	$48,544	$48,544	$—	$—
Marketable securities — restricted	245	—	245	—

Total assets at fair value	$48,789	$48,544	$245	$—

Liabilities:
Warrant liability	$697	$—	$—	$697

		Fair Value Measurements at September 30, 2012
	Total Carrying Value at September 30, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands) (unaudited)
Assets:
Cash and cash equivalents	$23,412	$23,412	$—	$—
Marketable securities	37,256	—	37,256	—
Marketable securities — restricted	275	—	275	—
Marketable securities — noncurrent	1,804	—	1,804	—

Total assets at fair value	$62,747	$23,412	$39,335	$—

Liabilities:
Warrant liability	$1,463	$—	$—	$1,463

The Company's Level 1 assets include money market funds and U.S. Treasuries and government agency debt securities with quoted prices in active markets. At December 31, 2010, Level 2 assets include mutual funds in which the SERP assets are invested and municipal bonds whose values are based upon quoted prices in inactive markets. At December 31, 2011, Level 2 assets include mutual funds in which the SERP assets are invested. At September 30, 2012, Level 2 assets include mutual funds in which the SERP assets are invested, commercial paper, and corporate bonds and other fixed income securities. Level 2 securities are valued using third-party pricing sources that apply applicable inputs and other relevant data into their models to estimate fair value.

Level 3 liabilities include the fair market value of outstanding warrants to purchase Common Stock recorded as a derivative liability. Prior to the IPO on May 1, 2012, these warrants provided the right to purchase the Company's Series A convertible preferred stock (Series A Preferred Stock) that were converted to the right to purchase Common Stock upon the completion of the IPO. Prior to completion of the IPO, the fair value of the preferred stock warrant liability was calculated using a probability-weighted expected return model (PWERM). Subsequent to completion of the IPO, the fair value of the common stock warrant liability was calculated using a Monte-Carlo simulation on a Black-Scholes lattice model with the following assumptions:

Exercise Price	$4 - $5 per share
Volatility	80%
Stock Price as of September 30, 2012	$11.55 per share
Term	8.3 - 9.3 years
Dividend Yield	0.0%
Risk-Free Rate	1.4% - 1.5%

Significant changes to these assumptions would result in increases/decreases to the fair value of the outstanding warrants.

Changes in the fair value of the warrants are recognized as Other income (expense) in the Consolidated Statements of Operations. The following table presents information about the Company's common stock warrant liability as of December 31, 2010 and 2011 and September 30, 2012:

Year Ended December 31, 2011 and Nine Months Ended September 30, 2012
(in thousands)
Balance at December 31, 2010	$—
Issuance of Series A Preferred Stock warrants	612
Changes in fair value of warrants included in earnings	85

Balance at December 31, 2011	697
Changes in fair value of warrants included in earnings (unaudited)	766

Balance at September 30, 2012 (unaudited)	$1,463

Inventory

Inventory

Inventories, which are recorded at the lower of cost or market, include materials, labor and other direct and indirect costs and are valued using the first-in, first-out method. The Company capitalizes inventories produced in preparation for commercial launches when it becomes probable that the related product candidates will receive regulatory approval and that the related costs will be recoverable through the commercial sale of the product.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to operations. Repairs and maintenance costs are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the following average useful lives:

Computer equipment	3 years
Software	3 years
Lab and office equipment	5 years
Furniture	7 years
Leasehold Improvements	Shorter of lease term or useful life
Manufacturing equipment	5 - 10 years

Intangible Assets

Intangible Assets

Intangible assets consist primarily of purchased patents. Patents are carried at cost less accumulated amortization, which is calculated on a straight-line basis over the estimated useful lives of the patents, generally estimated to be ten years. The carrying value of the patents is assessed for impairment annually during the fourth quarter of each year, or more frequently if impairment indicators exist.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs consist of financing syndication costs of approximately $4.4 million incurred by the Company in connection with the sale of non-recourse notes issued by TCD (see Note 7), which was eliminated from the Company's consolidated balance sheets in connection with the sale of TCD on December 14, 2011 (see Note 8), financing costs incurred by the Company in connection with the closing of the Company's term loans (see Note 7) and legal, accounting and other costs incurred in connection with preparing for Company's IPO. The Company amortized deferred financing costs associated with the non-recourse notes until December 14, 2011, at which time the non-recourse notes were assumed by the purchaser of TCD (see Note 8). The Company amortizes deferred financing costs associated with term loans over the term of the related debt using the effective interest method. Upon completion of its IPO on May 1, 2012, the Company reclassified all previously deferred financing costs related to the IPO as a charge against the proceeds received.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist primarily of purchased patents and property and equipment. The Company assesses the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indications of impairment exist, projected future undiscounted cash flows associated with the asset are compared to the carrying amount to determine whether the asset's value is recoverable. Evaluating for impairment requires judgment, including the estimation of future cash flows, future growth rates and profitability and the expected life over which cash flows will occur. Changes in the Company's business strategy or adverse changes in market conditions could impact impairment analyses and require the recognition of an impairment charge equal to the excess of the carrying value of the long-lived assets over its estimated fair value. For the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012, the Company determined that there was no impairment of the Company's long-lived assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs to sell.

Preclinical Study and Clinical Trial Accruals and Deferred Advance Payments

Preclinical Study and Clinical Trial Accruals and Deferred Advance Payments

The Company estimates preclinical study and clinical trial expenses based on the services performed pursuant to contracts with research institutions, investigators, and clinical research organizations that conduct these activities on its behalf. In recording service fees, the Company estimates the time period over which the related services will be performed and compares the level of effort expended through the end of each period to the cumulative expenses recorded and payments made for such services and, as appropriate, accrues additional service fees or defers any non-refundable advance payments until the related services are performed. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust its accrual or deferred advance payment accordingly. If the Company later determines that it no longer expects the services associated with a nonrefundable advance payment to be rendered, the advance payment will be charged to expense in the period that such determination is made.

Income Taxes

Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertain tax positions in its consolidated financial statements when it is more-likely-than-not that the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts. The Company's policy is to recognize any interest and penalties related to income taxes in income tax expense.

Revenue Recognition

Revenue Recognition

The Company's revenues have been generated through collaboration and research and development agreements. These agreements include fees for development services provided to customers, payments for achievement of specified development, regulatory and sales milestones, and to a lesser extent, upfront license payments, which comprise the Company's development and milestone revenue, as well as royalties on product sales of licensed products, Oracea, Sanctura XR, and Intuniv, which comprise the Company's royalty revenue. The Company records any amounts received in advance of services performed as deferred revenue and recognizes the amount as revenue ratably over the period it is earned.

Multiple Element Arrangements

For arrangements entered into with multiple elements, the Company evaluates whether the components of each arrangement are separate elements based on certain criteria. Accordingly, revenues from collaboration agreements are recognized based on the performance requirements of the agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed and determinable, and collection is reasonably assured.

The Company's development revenues have been earned under contracts that were less than one year in duration. Development contracts generally take the form of fee-for-service arrangements based on an annual contractual full-time equivalent billing rate. In cases where performance spanned multiple accounting periods, the Company has recognized revenue as services were performed, measured on a proportional-performance basis. Output measures, specifically labor hours, were used to measure performance as they reflect the Company's pattern of performance over the contractual term.

Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured, and the Company has no further significant performance obligations in exchange for the license.

As of January 1, 2011, the Company adopted Accounting Standard Update (ASU) No. 2009-13, Revenue Recognition (Topic 605) — Multiple-Deliverable Revenue Arrangements: a consensus of the FASB Emerging Issues Task Force (ASU No. 2009-13) which was codified in ASC 605-525. ASU No. 2009-13 establishes a selling-price hierarchy for determining the selling price of each element within a multiple-deliverable arrangement. Specifically, the selling price assigned to each deliverable is to be based on vendor-specific objective evidence (VSOE) if available; third-party evidence, if VSOE is unavailable; and estimated selling prices if neither VSOE or third-party evidence is available. In addition, ASU No. 2009-13 eliminates the residual method of allocating arrangement consideration and instead requires allocation using the relative selling price method. The adoption of ASU No. 2009-13 did not impact the Company's consolidated financial statements, as the Company did not enter into or modify any multiple element arrangements during 2011. The Company evaluates new or materially modified multiple element arrangements pursuant to the guidance in ASU No. 2009-13.

Milestone Payments

Milestone payments have been recognized as revenue when the collaborative partner acknowledges completion of the milestone and substantive effort was necessary to achieve the milestone. On January 1, 2011, the Company adopted ASU No. 2010-17, Revenue Recognition — Milestone Method (ASU No. 2010-17) which was codified in ASC 605-28. Under this guidance, management may recognize revenue contingent upon the achievement of a milestone in its entirety in the period in which the milestone is achieved only if the milestone meets all the criteria within the guidance to be considered substantive. Substantive milestone payments are recognized upon achievement of the milestone only if all of the following conditions are met:

  •
  the milestone payments are non-refundable;

  •
  achievement of the milestone involves a degree of risk and was not reasonably assured at the inception of the arrangement;

  •
  substantive effort on the Company's part is involved in achieving the milestone;

  •
  the amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with achievement of the milestone; and,

  •
  a reasonable amount of time passes between the up-front license payment and the first milestone payment as well as between each subsequent milestone payment.

Determination as to whether a payment meets the aforementioned conditions involves management's judgment. If any of these conditions are not met, the resulting payment would not be considered a substantive milestone, and therefore the resulting payment would be considered part of the consideration for the single unit of accounting. The adoption of ASU No. 2010-17 did not have a material impact on the Company's consolidated results of operations, financial position, or liquidity.

The Company's recorded milestone revenues were approximately $0.8 million, $0.0, $0.8 million, $0.8 million, and $0.2 million during the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012, respectively. During the year ended December 31, 2011 and the nine months ended September 30, 2012, after the adoption of ASU No. 2010-17, the Company recorded revenues upon achievement of the milestone, as the Company concluded that the milestone was substantive in accordance with its accounting policy.

Royalty Revenues

Except as noted below, the Company records royalty revenues based on estimates of the sales that occurred during the relevant period. The relevant period estimates of sales are based on interim data provided by licensees and analysis of historical royalties received (adjusted for any changes in facts and circumstances, as appropriate). The Company maintains regular communication with licensees in order to obtain information to develop reasonable estimates. Differences between actual royalty revenues and estimated royalty revenues are reconciled and adjusted for in the period which they are collected, typically the following quarter. Historically, adjustments have not been material based on actual amounts received from licensees. To the extent the Company does not have sufficient ability to accurately estimate revenue, it records revenue when received.

In 2009, the Company recognized approximately $36.9 million in royalty revenues related to an amendment to a license agreement with Shire plc for Intuniv, which is a novel ADHD product marketed by Shire plc, utilizing one of the Company's proprietary technologies. Under the terms of the license amendment, the parties agreed to delete all provisions regarding milestone and royalty payments and replaced those provisions with, among other things, (1) a commitment by Shire plc to make a one-time payment of $36.9 million within 15 days of signing the amendment, (2) an acknowledgement by the Company that no other sums would be payable to the Company, then or in the future, under the amended license; and (3) a statement that the amended license was permanent, irrevocable and fully paid. The Company concluded that immediate revenue recognition was appropriate because (1) the executed contract constituted persuasive evidence of an arrangement, (2) the delivery of the license amendment had occurred and Shire plc had assumed all risks and rewards regarding Intuniv, and the Company had no current or future performance obligations, (3) the total consideration for the license amendment was fixed and known at the time of its execution and there were not any extended payment terms or rights of return, and (4) collection was reasonably assured as the Company determined that Shire plc was creditworthy and had the financial ability to make the payment in accordance with the terms of the license amendment.

Research and Development Costs

Research and Development Costs

Research and development expenditures are expensed as incurred. Research and development costs primarily consist of employee-related expenses, including salaries and benefits; expenses incurred under agreements with contract research organizations, investigative sites, and consultants that conduct the Company's clinical trials; the cost of acquiring and manufacturing clinical trial materials; the cost of manufacturing materials used in process validation, to the extent that those materials are manufactured prior to receiving regulatory approval for those products, facilities costs that do not have an alternative future use; related depreciation and other allocated expenses; license fees for and milestone payments related to in-licensed products and technologies; stock-based compensation expense; and costs associated with non-clinical activities and regulatory approvals.

Stock-Based Compensation

Stock-Based Compensation

Employee stock-based compensation is measured based on the estimated fair value on the grant date. The grant date fair value of options granted is calculated using the Black-Scholes option-pricing model, which requires the use of subjective assumptions including volatility, expected term, risk-free rate, and the fair value of the underlying common stock. For awards that vest based on service conditions, the Company recognizes expense using the straight-line method less estimated forfeitures. The Company has awarded non-vested stock. The estimated fair value of these awards is determined at the date of grant based upon the estimated fair value of the Company's common stock. Subsequent to its IPO, the fair value of the Company's common stock is based on observable market prices.

For stock option grants and non-vested stock subject to performance-based milestone vesting, the Company records the expense over the remaining service period when management determines that achievement of the milestone is probable. Management evaluates when the achievement of a performance-based milestone is probable based on the relative satisfaction of the performance conditions as of the applicable reporting date.

The Company records the expense for stock option grants to non-employees based on the estimated fair value of the stock option using the Black-Scholes option-pricing model. The fair value of non-employee awards is re-measured at each reporting period. As a result, stock compensation expense for non-employee awards with vesting is affected by changes in the fair value of the Company's common stock.

Warrant Liability

Warrant Liability

In January 2011, the Company entered into a secured credit facility pursuant to a loan and security agreement with certain lenders, which was subsequently amended in December 2011, providing for term loans of up to an aggregate of $30.0 million. In connection with the drawdown of $15.0 million under the secured credit facility on January 26, 2011, the Company issued to its lenders warrants to purchase an aggregate of 375,000 shares of the Company's Series A Preferred Stock at an exercise price of $1.00 per share. The warrants became exercisable immediately and expire on January 26, 2021. Upon completion of the Company's IPO on May 1, 2012, the lender warrants converted into warrants to purchase 93,750 shares of Common Stock at an exercise price of $4.00 per share. These warrants are recorded as a derivative liability and, as such, the Company reflects the warrant liability at fair value in the consolidated balance sheets. The fair value of this derivative liability is re-measured at the end of every reporting period and the change in fair value is reported in the consolidated statements of operations as other income (expense). As of January 26, 2011, December 31, 2011 and September 30, 2012, the fair value was estimated to be approximately $375,000, $460,000 and $937,000, respectively. The change in fair value of approximately $85,000, $(10,000) and $477,000 has been recorded in other income (expense) in the Company's consolidated statements of operations for the year ended December 31, 2011 and the nine months ended September 30, 2011 and 2012, respectively. On October 5, 2012, a holder exercised warrants to purchase an aggregate of 75,000 shares of common stock via a cashless, net share settlement pursuant to which we issued the warrant holder 49,137 shares of common stock.

In connection with the drawdown of the second $15.0 million under the secured credit facility on December 30, 2011, the Company issued to its lenders warrants to purchase an aggregate of 200,000 shares of the Company's Series A Preferred Stock at an exercise price of $1.50 per share. The warrants became exercisable immediately and expire on December 30, 2021. Upon completion of the Company's IPO on May 1, 2012, the warrants converted into warrants to purchase 49,999 shares of Common Stock at an exercise price of $5.00 per share. These warrants are recorded as a derivative liability and, as such, the Company reflects the warrant liability at fair value in the consolidated balance sheets. The fair value of this derivative liability is re-measured at the end of every reporting period and the change in fair value is reported in the consolidated statements of operations as other income (expense). As of December 31, 2011 and September 30, 2012, the fair value was estimated to be approximately $237,000 and $526,000, respectively. The change in fair value of approximately $289,000 has been recorded in other income (expense) in the Company's consolidated statements of operations for the nine months ended September 30, 2012. On October 5, 2012, a holder exercised warrants to purchase an aggregate of 26,667 shares of common stock via a cashless, net share settlement pursuant to which we issued the warrant holder 15,172 shares of common stock.

The terms of the warrant agreements provide for "down-round" anti-dilution adjustment for the warrants in certain situations whereby the Company sells or issues (a) shares at a price per share less than the exercise price of the warrants, or (b) equity-linked financial instruments with strike prices less than the exercise price of the warrants. As a result of this "down round" provision, the warrants continue to be classified as derivative liabilities.

Prior to completion of the Company's IPO, which occurred on May 1, 2012, the fair value of the preferred stock warrants was estimated in accordance with the guidance outlined in the American Institute of Certified Public Accountants' Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the Technical Practice Aid). Several objective and subjective factors were considered when valuing each equity security and related warrant at a valuation date. The Company utilized the PWERM to estimate the fair value of the preferred stock warrants. Under the PWERM, the value of each equity security and warrant was estimated based upon an analysis of future values for the entire equity instrument assuming various future outcomes. Share value was based upon the probability-weighted present value of the expected outcomes, as well as the rights of each class of preferred and common stock. A probability was estimated for each possible event based on the facts and circumstances as of the valuation date.

Subsequent to the completion of its IPO, which occurred on May 1, 2012, the fair value of the Common Stock warrants is determined using a Black-Scholes model within a Monte-Carlo framework. The Monte-Carlo simulation is a generally accepted statistical method used to estimate fair value based on the application of subjective assumptions, consistently applied for each period, including the probability, timing and magnitude of the Company's issuance of additional common stock in future financings. This valuation is computed at the end of each fiscal quarter to reflect conditions at each valuation date until the warrants are exercised or they expire. In addition to assumptions regarding future equity financings, consideration is also given to the current stock price, anticipated stock volatility going forward, and the anti-dilution provisions embedded in the warrant agreements.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per common share is determined by dividing earnings (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted earnings (loss) per share is computed by dividing the earnings (loss) attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company's stock option grants, potential Employee Stock Purchase Plan (ESPP) Awards and warrants and the if-converted method is used to determine the dilutive effect of the Company's Series A Preferred Stock. With the exception of the year ended December 31, 2009, the weighted-average shares used to calculate both basic and diluted loss per share are the same. The following common stock equivalents were excluded in the calculation of diluted earnings (loss) per share because their effect would be anti-dilutive:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Series A Preferred Stock	—	12,249,998	12,249,998	12,249,998	5,409,671
Warrants to purchase Series A Preferred Stock/Common Stock	—	—	143,749	26,227	71,662
Stock options, Non-Vested Stock Options and ESPP Awards	—	767,428	598,109	429,442	290,029

Because income from continuing operations, net of preferred stock dividends, is the control number for earnings per share purposes, the Company included the 12,667,812 potential common shares in the denominator for the per share amounts related to discontinued operations and net income for the year ended December 31, 2009, even though resulting per share amounts $(0.26) per share for the loss from discontinued operations and $0.03 per share for the net income, are anti-dilutive with respect to their comparable basic per-share amounts.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

We have evaluated all Accounting Standards Updates through the date the unaudited condensed consolidated financial statements were issued and believe the adoption of these will not have a material impact on our results of operations or financial position.